Annual Fund Operating Expenses - Classes ACS [Member] - DWS Massachusetts Tax-Free Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.96%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.87%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.62%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.62%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.34%
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.62%